Vanguard Russell 1000 Growth Index Fund Expense Example - Institutional Prospectus [Member] - Vanguard Russell 1000 Growth Index Fund - Institutional Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	16
Expense Example, with Redemption, 5 Years	28
Expense Example, with Redemption, 10 Years	$ 64